IFRS 7 Disclosure (Schedule of Probability of Default Risk Ranges) (Details) - Credit risk [member]	12 Months Ended
Oct. 31, 2025
Low risk [member] | Bottom of range [member] | PD segment 1 [member]
Disclosure of credit risk exposure [line items]
PD Range	0.00%
Low risk [member] | Top of range [member] | PD segment 1 [member]
Disclosure of credit risk exposure [line items]
PD Range	0.15%
Normal risk [member] | Bottom of range [member] | PD segment 2 [member]
Disclosure of credit risk exposure [line items]
PD Range	0.16%
Normal risk [member] | Bottom of range [member] | PD segment 3 [member]
Disclosure of credit risk exposure [line items]
PD Range	0.42%
Normal risk [member] | Top of range [member] | PD segment 2 [member]
Disclosure of credit risk exposure [line items]
PD Range	0.41%
Normal risk [member] | Top of range [member] | PD segment 3 [member]
Disclosure of credit risk exposure [line items]
PD Range	1.10%
Medium risk [member] | Bottom of range [member] | PD segment 4 [member]
Disclosure of credit risk exposure [line items]
PD Range	1.11%
Medium risk [member] | Bottom of range [member] | PD segment 5 [member]
Disclosure of credit risk exposure [line items]
PD Range	2.94%
Medium risk [member] | Top of range [member] | PD segment 4 [member]
Disclosure of credit risk exposure [line items]
PD Range	2.93%
Medium risk [member] | Top of range [member] | PD segment 5 [member]
Disclosure of credit risk exposure [line items]
PD Range	4.74%
High risk [member] | Bottom of range [member] | PD segment 6 [member]
Disclosure of credit risk exposure [line items]
PD Range	4.75%
High risk [member] | Bottom of range [member] | PD segment 7 [member]
Disclosure of credit risk exposure [line items]
PD Range	7.60%
High risk [member] | Bottom of range [member] | PD segment 8 [member]
Disclosure of credit risk exposure [line items]
PD Range	18.25%
High risk [member] | Top of range [member] | PD segment 6 [member]
Disclosure of credit risk exposure [line items]
PD Range	7.59%
High risk [member] | Top of range [member] | PD segment 7 [member]
Disclosure of credit risk exposure [line items]
PD Range	18.24%
High risk [member] | Top of range [member] | PD segment 8 [member]
Disclosure of credit risk exposure [line items]
PD Range	99.99%
Default [member] | PD segment 9 [member]
Disclosure of credit risk exposure [line items]
PD Range	100.00%